COMMITMENTS AND CONTINGENCIES:	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES:
COMMITMENTS AND CONTINGENCIES:

19. COMMITMENTS AND CONTINGENCIES:

Legal Proceedings-The Company is involved in various legal proceedings, including commercial, intellectual property, product liability, regulatory and environmental matters of a nature considered normal for its business. The Company accrues for amounts related to these matters if it is probable that a liability has been incurred and an amount can be reasonably estimated. The Company discloses such matters when there is at least a reasonable possibility that a material loss may have been incurred. However, the Company cannot predict the outcome of any litigation or the potential for future litigation.

Lanxess Matter

On January18, 2010, Lanxess Deutschland GmbH filed suit in the District Court of Satakunta, Finland against Sachtleben Pigments Oy ("Sachtleben"), a subsidiary of the Company's Titanium Dioxide Pigments venture, claiming breach of contract in connection with Sachtleben's termination of a supply agreement with plaintiff. In late September2011, the Court held a hearing on the merits of the case and rendered a judgment in October2011 against Sachtleben in the amount of €3.2 million ($4.1 million) plus accrued interest and legal fees. The Company appealed the Court's ruling and the parties entered into a settlement agreement on February21, 2012. The settlement amount is not materially different than the judgment amount that has been accrued as of December31, 2011 in the Company's financial statements.

Former Glass Sealants Business

A subsidiary in the Surface Treatment segment formerly manufactured sealants for insulating glass. This subsidiary has been named as a defendant in several lawsuits relating to alleged defective sealants that were raised prior to and after the sale of this business in 2003. This subsidiary may be required to pay damage claims asserted by the various plaintiffs. Although the Company expects its subsidiary to have coverage under its product liability insurance policies should damages ultimately be awarded or agreed to, in such an event, its insurance may not cover such claims and, if not, its subsidiary may not have sufficient cash flow to pay these claims. The Company estimates that the possible range of loss from these claims as of December31, 2011 is from €1.0 million ($1.3 million) to €4.0 million ($5.2 million). The Company does not believe that resolution of these matters will have a material effect on its financial condition, results of operations or cash flows.

Migratory Bird Matter

In August2011, the U.S. Department of Justice Environment and Natural Resources Division ("DOJ"), along with the U.S. Fish and Wildlife Service ("FWS") and the Nevada Department of Wildlife ("NDOW") commenced an investigation relating to alleged migratory bird deaths at the Company's subsidiary in Silver Peak, Nevada in violation of the Migratory Bird Treaty Act of 1918. The Company's subsidiary is working with the DOJ, FWS and NDOW to address any migratory bird issues. To date, no proceedings have been initiated and no fines have been levied. The Company does not expect the resolution of this matter to have a material impact on its financial condition, results of operations or cash flows.

Real Estate Transfer Tax Matter

In December2009, the Company received a tax assessment from German tax authorities, claiming that the Company's acquisition of Dynamit Nobel in 2004 triggered a real estate transfer tax obligation in the amount of €4.2 million ($5.4 million). The Company appealed the assessment to the German tax authorities on the grounds that it had already paid the relevant real estate transfer tax and that the further assessment would constitute duplicate taxation of the real estate transfers. However, in October2011, the German tax authorities affirmed their position with regard to the assessment. Consequently, the Company appealed this assessment with the fiscal court and intends to vigorously defend its position in this matter. The Company estimates that the possible range of loss from these claims as of December31, 2011 is from €0.0 million to €4.2 million ($5.4 million). The Company does not expect this matter to have a material impact on its financial condition, results of operations or cash flows.

Inspector General Subpoena

In February2010, a subsidiary of the Company received a subpoena from the Inspector General of the Department of Defense ("DOD") seeking information related to a product in the Timber Treatment Chemicals business in the Performance Additives segment. This subsidiary has and will continue to comply with the requests of the DOD to provide the relevant information. The Company cannot predict the likelihood of further legal action or estimate the loss or possible range of loss, if any, in connection with this matter.

Other Matters

Although the Company expects to continue to pay legal fees in connection with the above matters and other legal actions such as chromated copper arsenate and other product liability matters, based on currently available facts, the Company does not believe that any other individual action will have a material effect on its financial condition, results of operations or cash flows.

Reserves in connection with product liability matters do not individually exceed $1.9 million and in the aggregate $4.1 million as of December31, 2011. The Company's reserve estimates are based on available facts, including damage claims and input from its internal and external legal counsel, past experience, and, in some instances where defense costs are being paid by its insurer, known insurance recoveries. The Company is unable to estimate the amount or range of any potential incremental charges should facts and circumstances change and may in the future revise its estimates based on new information becoming available. Further, the Company cannot predict the outcome of any litigation or the potential for future litigation.

Indemnity Matters-The Company is indemnified by third parties in connection with certain matters related to acquired businesses.Although the Company has no reason to believe that the financial condition of those parties who may have indemnification obligations to the Company is other than sound, in the event the Company seeks indemnity under any of these agreements or through other means, there can be no assurance that any party who may have obligations to indemnify the Company will adhere to their obligations and the Company may have to resort to legal action to enforce its rights under the indemnities. In cases where the Company's indemnification claims to such third parties are uncontested, the Company expects to realize recoveries within the short term.

The Company may be subject to indemnity claims relating to properties or businesses it divested. For example, the Company has agreed to indemnify the buyer of its former plastic compounding business for certain known and unknown environmental actions which may arise in the future that relate to the period prior to the closing.

Rockwood's pension liability includes defined benefit obligations to employees of a previously divested company which cannot legally be transferred to the owners under local law. The owner of the business had agreed to indemnify the Company for these obligations, however, such company has filed for bankruptcy. Accordingly, as of December31, 2011, the Company has recorded a reserve of €4.9 million ($6.4 million) against our related receivable of €5.4 million ($7.0 million) due from the current owner. The Company cannot predict the ultimate outcome of this matter.

In the opinion of management, and based upon information currently available, the ultimate resolution of any indemnification obligations owed to the Company or by the Company is not expected to have a material effect on the Company's financial condition, results of operations or cash flows.

Safety, Health and Environmental Matters

General

The Company is subject to extensive environmental, health and safety laws in the United States, the European Union ("EU") and elsewhere at the international, national, state, and local levels. Many of these laws impose requirements relating to clean up of contamination, and impose liability in the event of damage to human beings, natural resources or property, and provide for substantial fines, injunctions and potential criminal sanctions for violations. Other laws or contractual agreements require post-closure reclamation of landfills, surface mining sites and manufacturing facilities for damage resulting from normal operation of these locations. The products, including the raw materials handled, are also subject to rigorous industrial hygiene regulations and investigation. The nature of the Company's operations exposes it to risks of liability for breaches of these laws and regulations as a result of the production, storage, transportation and sale of materials that can cause contamination or personal injury when released into the environment. Environmental laws are subject to change and have tended to become stricter over time. Such changes in environmental laws, or the enactment of new environmental laws, could result in materially increased capital, operating and compliance costs.

Safety, Health and Environmental Management Systems

The Company is committed to achieving and maintaining compliance with all applicable safety, health and environmental ("SHE") legal requirements. The Company's subsidiaries have developed policies and management systems that are intended to identify the SHE legal requirements applicable to their operations, enhance compliance with such requirements, ensure the safety of the Company's employees, contractors, community neighbors and customers and minimize the production and emission of wastes and other pollutants. Although SHE legal requirements are constantly changing, these SHE management systems are designed to assist the Company in meeting its compliance goals and minimizing overall risk.

SHE Capital Expenditures

The Company will incur future costs for capital improvements and general compliance under SHE laws. For the year ended December31, 2011, the capital expenditures for SHE matters totaled $23.3 million, excluding costs to maintain and repair pollution control equipment. For 2012, the Company estimates capital expenditures for compliance with SHE laws to be at similar levels; however, because capital expenditures for these matters are subject to changes in existing and new SHE laws, the Company cannot provide assurance that its recent expenditures will be indicative of future amounts required to comply with these laws.

Regulatory Developments

Greenhouse gases have increasingly become the subject of international, national, state and local attention.On September22, 2009, the Environmental Protection Agency ("EPA") passed its final greenhouse gas monitoring and reporting rulethat required certain facilities in the U.S. to record their greenhouse gases beginning January1, 2010 and begin reporting these measurements on September30, 2011.Currently, no facilities are required to report under this program.The Company does not believe, based upon currently available information, that this rulewill have a material impact on its financial condition, results of operations or cash flows. However, further legislation of greenhouse gases and carbon dioxide has been proposed in the U.S. and other jurisdictions. Certain European facilities are subject to different carbon emission trading schemes imposed by local governments, e.g. U.K. and Germany.Any such laws may directly and indirectly have a material impact on its financial condition, results of operations and cash flows in any quarterly or annual reporting period, such as through higher costs for energy and certain raw materials and additional capital expenditures to comply with such laws.

The Company is also subject to the Homeland Security Agency's regulations, which address chemical plant safety, the Kyoto Protocol, which relates to the emission of greenhouse gases and the European Union Integrated Pollution Prevention and Control Directive, which relates to environmental permitting programs for individual facilities.In addition, legislation was recently introduced in Congress seeking to reform the Toxic Control Substances Act, which among other things, would require manufacturers to develop and submit additional safety data for each chemical it produces, similar to REACH. The Company does not believe, based upon currently available information, that these regulations will have a material impact on its financial condition, results of operations or cash flows.

Environmental Liabilities

Environmental laws have a significant effect on the nature and scope of any clean-up of contamination at current and former operating facilities, the costs of transportation and storage of chemicals and finished products and the costs of the storage and disposal of wastes.

In addition, "Superfund" statutes in the United States as well as statutes in other jurisdictions impose strict, joint and several liability for clean-up costs on the entities that generated waste and/or arranged for its disposal at contaminated third party sites, as well as the past and present owners and operators of contaminated sites. All responsible parties may be required to bear some or all clean-up costs regardless of fault, legality of the original disposal or ownership of the disposal site.

The following table provides a list of the Company's present and former facilities with environmental contamination or reclamation obligations for which the Company has reserved for at December31, 2011:

Country	Location	(a)	(b)	(c)	(d)	(e)
Brazil	Diadema			X
Chile	Salar de Atacama				X
China	Shenzhen			X
Finland	Kipsikorpi				X
	Pori				X
France	Sens	X
Germany	Duisburg	X			X
	Empelde	X				X
	Hainhausen	X
	Liebenau			X
	Schwarzheide				X
	Marktredwitz		X
	Plochingen		X
	Stadeln	X	X
	Troisdorf	X	X	X
Italy	Turin	X
The Netherlands	Oss	X
United Kingdom	Barrow-in Furness	X
	Birtley			X	X
	Kidsgrove			X
United States	Beltsville, MD	X
	East St. Louis,IL			X
	Easton, PA			X
	Harrisburg, NC	X		X
	Kings Mountain, NC				X
	Laurens, SC		X
	Middletown, NY	X		X		X
	Pineville, NC					X
	Silver Peak, NV	X			X
	Sunbright, VA	X				X
	Valdosta, GA	X

(a) The Company is currently operating groundwater monitoring and/or remediation systems at these locations.

(b) The Company is currently operating groundwater monitoring and/or remediation systems at these locations for which prior owners or insurers have assumed responsibility.

(c) The Company is currently conducting investigations into additional possible soil and/or groundwater contamination at these locations.

(d) The Company has land restoration obligations relating to landfill activities or surface mining at these locations.

(e) The Company is responsible for liabilities related to environmental matters at these closed facilities.

The Company is also responsible for environmental matters at some of its former off-site disposal locations owned by third parties. These sites are considered Superfund sites as defined by the EPA or state regulatory authority. The Company is a potentially responsible party or de minimis participant at the following Superfund locations: Augusta, GA, Niagara Falls, NY and South Gate, CA and has reserves for these matters totaling $0.1 million as of December31, 2011.

Although the Company cannot provide assurances in this regard, the Company does not believe that these issues will have a material effect on its business or financial condition, but may have a material effect on the results of operations or cash flows in any given quarterly or annual reporting period. Nonetheless, the discovery of contamination arising from present or historical industrial operations at some of the Company's or its predecessor's former and present properties and/or at sites where the Company and its predecessor disposed wastes could expose the Company to cleanup obligations and other damages in the future.

Environmental Reserves

The Company has established financial reserves relating to anticipated environmental cleanup obligations, site reclamation and remediation and closure costs, which are reviewed at least quarterly based on currently available information. Liabilities are recorded when potential liabilities are either known or believed to be probable and can be reasonably estimated. In the event that the Company establishes a financial reserve in connection with site remediation costs, the Company records a reserve for the estimated cost of the remediation, even though the costs of the remediation will likely be spread out over many years. The Company does not include unasserted claims in its reserves.

The Company's liability estimates are based upon available facts, existing technology, indemnities from third parties, past experience and, in some instances, insurance recoveries where the remediation costs are being paid by its insurers, and are generated by several means, including State-mandated schedules, environmental consultants and internal experts, depending on the circumstances. On a consolidated basis, the Company has accrued $49.8 million for environmental liabilities as of both December31, 2011 and 2010, most of which were classified as other non-current liabilities in the Consolidated Balance Sheets.

Included in the environmental liabilities are reclamation obligations (see table below). These obligations primarily relate to post-closure reclamation of landfills in the Titanium Dioxide Pigments segment and surface mining and manufacturing sites within Lithium segment. The following table represents the change in the Company's reclamation obligations for the years ended December31, 2011 and 2010:

	YearendedDecember31,
($inmillions)	2011	2010
Liability balance, January1	$21.7	$24.1
Additions	4.6	2.6
Accretion	0.5	0.7
Utilization	(3.4)	(3.6)
Revisions to estimates	(0.1)	(0.8)
Foreign exchange	(0.1)	(1.3)
Liability balance, December31	$23.2	$21.7

The remaining environmental liabilities ($26.6 million and $28.1 million as of December31, 2011 and 2010 respectively), represent remediation obligations. Of these accruals, $14.6 million and $14.9 million as of December31, 2011 and 2010, respectively, represent liabilities discounted using discount rates ranging from 4.3% to 7.0%, with the undiscounted amount of these reserves being $20.9 million and $21.1 million, respectively.

The Company's remediation liabilities are payable over periods of up to 30 years. At a number of the sites described above, the extent of contamination has not yet been fully investigated or the final scope of remediation is not yet determinable and could potentially affect the range. The Company estimates that the potential range for such environmental matters as of December31, 2011 is from $49.8 million to $78.9 million. For the year ended December31, 2011, the Company recorded charges of $6.7 million ($4.6 million of which were capitalized) to increase its environmental liabilities and made payments of $4.9 million for reclamation and remediation costs, which reduced its environmental liabilities. For the year ended December31, 2011, the recurring cost of managing hazardous substances for ongoing operations is $55.2 million.

The Company believes these accruals are adequate based on currently available information. The Company may incur losses in excess of the amounts accrued; however, based on currently available information, it does not believe the additional amount of potential losses would have a material effect on its business or financial condition, but may have a material effect on the results of operations or cash flows in any given quarterly or annual reporting period. The Company does not believe that any known individual environmental matter would have a material effect on its financial condition, results of operations or cash flows. The Company is unable to estimate the amount or range of any potential incremental charges should facts and circumstances change and may in the future revise its estimates based on new information becoming available.

In the event that manufacturing operations are discontinued at any of the Company's facilities with known contamination, regulatory authorities may impose more stringent requirements on the Company including soil remediation. The Company does not contemplate any such action occurring in the foreseeable future, as these facilities' remaining lives are not known. Given the indeterminate useful life of these facilities and the corresponding indeterminate settlement date of any soil remediation obligations, the Company does not have sufficient information to estimate a range of potential settlement dates for its obligations. Consequently, the Company cannot employ a present value technique to estimate fair value and, accordingly, has not accrued for any environmental-related costs to remediate soil at these facilities.

Commitments

As of December31, 2011, the Company has unconditional purchase obligations of $1,065.5 million primarily consisting of take-or-pay contracts to purchase goods and energy that are enforceable and legally binding and that specify all significant terms, including: fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction. These purchase obligations are expected to be incurred as follows: $472.4 million in less than one year, $498.0 million in two-three years, $64.0 million in four-five years and $31.1 million after five years.